Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
Schedule of Presents the Segment Information	The following table presents the segment information for the fiscal years ended March 31, 2024, 2023, and 2022, respectively:
	For the Fiscal Year ended March 31, 2024
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$14,951,952	$10,705,449	$170,023,914	$195,681,315
Merchandise costs	$11,916,702	$7,920,348	$152,469,258	$172,306,308
Interest expenses, net	$(123,107)	$(88,143)	$(1,399,891)	$(1,611,141)
Provision for income tax	$34,902	$24,989	$396,883	$456,774
Net income	$571,463	$409,162	$6,498,311	$7,478,936
Depreciation and amortization	$94,184	$67,434	$1,070,993	$1,232,611
Capital expenditures	$917,396	$9,766	$2,146	$929,308

	For the Fiscal Year Ended March 31, 2023
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$11,606,180	$20,700,011	$137,418,155	$169,724,346
Merchandise costs	$8,882,991	$16,221,524	$115,188,904	$140,293,419
Interest expenses, net	$(165,628)	$(295,403)	$(1,961,048)	$(2,422,079)
Provision for income tax	$48,853	$87,130	$578,417	$714,400
Net loss	$(550,399)	$(981,655)	$(6,516,768)	$(8,048,822)
Depreciation and amortization	$83,870	$149,587	$993,039	$1,226,496
Capital expenditures	$459,856	$366,440	$108,664	$934,960
	For the Fiscal Year Ended March 31, 2022
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$12,965,904	$122,150,105	$99,636,571	$234,752,580
Merchandise costs	$11,261,970	$98,589,103	$81,189,474	$191,040,547
Interest expenses, net	$(153,864)	$(1,449,533)	$(1,182,369)	$(2,785,766)
Provision for income tax	$123,426	$1,162,781	$948,469	$2,234,676
Net income	$216,739	$2,041,874	$1,665,535	$3,924,148
Depreciation and amortization	$67,243	$633,485	$516,727	$1,217,455
Capital expenditures	$928,319	$1,174,609	$934,885	$3,037,813

Schedule of Assets and Liabilities
	March 31, 2024	March 31, 2023
Total assets:
Directly-Operated Physical Stores	$10,732,784	$8,815,957
Online Stores and Services	4,323,971	20,070,215
Franchise Stores and Wholesale Customers	126,940,404	117,789,108
Total assets	$141,997,159	$146,675,280

Total liabilities:
Directly-Operated Physical Stores	$12,841,698	$9,728,199
Online Stores and Services	5,853,185	11,812,654
Franchise Stores and Wholesale Customers	87,259,492	95,852,684
Total liabilities	$105,954,375	$117,393,537